Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Future minimum rental payments for operating leases
2015	$ 202,000	$ 327,000
2016	415,000	329,000
2017		3,000
2018		2,000
Total future minimum rental payments, operating leases	$ 617,000	$ 661,000